Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net income	€ 17	€ 55	€ 41	€ 31
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	(34)	2	(62)	27
Income tax on remeasurement on post-employment benefit obligations	8	(1)	15	(7)
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	2	(23)	(5)	(14)
Net investment hedges	5		4
Income tax on hedges		8	2	5
Currency translation differences	(6)	4	(1)	1
Other comprehensive (loss) / income	(25)	(10)	(47)	12
Total comprehensive (loss) / income	(8)	45	(6)	43
Attributable to:
Equity holders of Constellium	(9)	45	(8)	43
Non-controlling interests	1		2
Total comprehensive (loss) / income	€ (8)	€ 45	€ (6)	€ 43